Share-Based Payments (Details 1)	12 Months Ended
Apr. 30, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at May 1, 2017, number of options | shares	915,000
Exercised, number of options | shares	35,002
Cancelled, number of options | shares	56,666
Outstanding at April 30, 2018, number of options | shares	823,332
Exercisable at April 30, 2018, number of options | shares	270,006
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at May 1, 2017, weighted average exercise price (in dollars per share) | $ / shares	$ 113.07
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	111.86
Cancelled, weighted average exercise price (in dollars per share) | $ / shares	111.86
Outstanding at April 30, 2018, weighted average exercise price (in dollars per share) | $ / shares	113.20
Exercisable at April 30, 2018, weighted average exercise price (in dollars per share) | $ / shares	$ 113.22